UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21346

Name of Fund:  BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments


BlackRock Muni New York Intermediate Duration Fund, Inc.

Schedule of Investments as of August 31, 2007 (Unaudited)                                                          (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                           Value
New York - 132.0%   $  1,280   Albany County, New York, IDA, IDR (Special Needs Facilities Pooled Program), Series
                               K-1, 5% due 7/01/2026 (a)                                                               $    1,218

                         760   Albany, New York, IDA, Civic Facility Revenue Refunding Bonds (Albany College of
                               Pharmacy Project), Series A, 5.25% due 12/01/2019                                              768

                         695   Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint Bonaventure
                               University Project), Series A, 4.90% due 5/01/2016                                             685

                         500   Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint Bonaventure
                               University Project), Series A, 5% due 5/01/2023                                                476

                         435   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis Hospital),
                               Series B, 7.25% due 3/01/2019                                                                  465

                         750   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College),
                               Series A-1, 5% due 8/01/2022                                                                   761

                       2,000   Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church Home),
                               Series A, 5.875% due 2/01/2018                                                               2,009

                       1,000   Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project), Series A,
                               6% due 11/15/2026                                                                            1,002

                       1,835   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                               5.75% due 5/01/2024 (e)                                                                      1,920

                         750   Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds
                               (International Paper Company), AMT, Series A, 5.20% due 12/01/2023                             734

                         500   Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial
                               Medical Center Project), 4.75% due 12/01/2014                                                  480

                       1,000   Hempstead Town, New York, IDA, Resource Recovery Revenue Refunding Bonds (American
                               Refinery-Fuel Co. Project), 5% due 12/01/2010                                                1,011

                       5,000   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                               Series D, 5% due 9/01/2025 (g)                                                               5,168

                        750   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                              Bonds, AMT, Series B-1, 5.05% due 11/01/2022                                                    752

                       1,000   New York City, New York, City Housing Development Corporation, M/F Housing Revenue
                               Bonds, AMT, Series J-2, 4.75% due 11/01/2027                                                   947

                       1,615   New York City, New York, City Housing Development Corporation, Presidential Revenue
                               Bonds (The Animal Medical Center), Series A, 5.50% due 12/01/2033                            1,655

                       1,415   New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project),
                               6.20% due 7/01/2020                                                                          1,460

                       1,160   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                               Needs Facilities Pooled Program), Series A-1, 5.15% due 7/01/2015 (a)                        1,178

                       2,000   New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium
                               Project), 5% due 1/01/2031 (b)                                                               2,054

                       2,400   New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5%
                               due 3/01/2031 (d)                                                                            2,463

                       1,500   New York City, New York, City IDA, Special Facility Revenue Bonds (1990 American
                               Airlines Inc. Project), AMT, 5.40% due 7/01/2020                                             1,375



Portfolio Abbreviations


To simplify the listings of BlackRock Muni New York Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PILOT          Payment in Lieu of Taxes



BlackRock Muni New York Intermediate Duration Fund, Inc.

Schedule of Investments as of August 31, 2007 (Unaudited) (concluded)                                              (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                           Value
New York            $  1,000   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
(concluded)                    Plc Project), AMT, 7.625% due 12/01/2032                                                $    1,084

                       1,000   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                           1,080

                       1,000   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
                               (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                           1,046

                       1,000   New York City, New York, City Transitional Finance Authority, Building Aid Revenue
                               Bonds, Series S-1, 5% due 7/15/2031 (d)                                                      1,029

                       2,095   New York City, New York, GO, Series J, 5.50% due 6/01/2013 (h)                               2,284

                       1,500   New York City, New York, GO, Series J, 5.25% due 5/15/2018 (g)                               1,603

                         905   New York City, New York, GO, Series J, 5.50% due 6/01/2021                                     959

                       1,775   New York City, New York, GO, Sub-Series F-1, 5% due 9/01/2026                                1,813

                       1,000   New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic
                               University), 4.70% due 11/01/2022 (a)                                                          932

                         500   New York City, New York, Trust for Cultural Resources Revenue Bonds (Museum of
                               American Folk Art), 6.125% due 7/01/2030 (a)                                                   528

                       1,750   New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                               Unit Fee Secured), 5% due 11/15/2024 (b)                                                     1,812

                         600   New York State Dormitory Authority, Mental Health Services Facilities Improvement,
                               Revenue Bonds, Series B, 5% due 7/01/2027 (g)                                                  611

                       1,000   New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Saint
                               Johns University), Series A, 5% due 7/01/2027 (g)                                            1,035

                         330   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (Mount Sinai-NYU Medical Center Health System), Series A, 6.50% due 7/01/2010 (h)              358

                         660   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (Mount Sinai-NYU Medical Center Health System), Series A, 6.625% due 7/01/2010 (h)             719

                         670   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (Mount Sinai-NYU Medical Center Health System), Series A, 6.50% due 7/01/2015                  705

                         340   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (Mount Sinai-NYU Medical Center Health System), Series A, 6.625% due 7/01/2018                 357

                       1,130   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (New York University Hospital Center), Series A, 5% due 7/01/2016                            1,127

                       1,500   New York State Dormitory Authority Revenue Bonds (North Shore Long Island Jewish
                               Group), 5% due 5/01/2013                                                                     1,575

                       1,735   New York State Dormitory Authority Revenue Bonds (Winthrop S. Nassau University),
                               5.50% due 7/01/2011                                                                          1,795

                       1,305   New York State Dormitory Authority, Revenue Refunding Bonds (Lenox Hill Hospital
                               Obligation Group), 5.75% due 7/01/2017                                                       1,340

                       1,000   New York State Dormitory Authority, Revenue Refunding Bonds (State University
                               Educational Facilities), Series A, 5.50% due 5/15/2013                                       1,077

                       1,790   New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                               (Education), Series F, 5% due 3/15/2030                                                      1,834

                       1,500   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                               (Department of Health), Series A, 5% due 7/01/2025 (c)                                       1,539

                       2,000   New York State Energy Research and Development Authority, Gas Facilities Revenue
                               Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70%
                               due 2/01/2024 (d)                                                                            1,947

                       1,185   New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace Apartments), AMT,
                               Series A, 4.75% due 8/15/2026                                                                1,128

                       2,635   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130,
                               4.75% due 10/01/2030                                                                         2,473

                         500   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143,
                               4.85% due 10/01/2027                                                                           480

                       1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                               Series 133, 4.95% due 10/01/2021                                                               987

                       1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                               Series 137, 4.70% due 10/01/2031                                                               929

                         500   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                               Series 140, 4.65% due 10/01/2026                                                               470

                       2,000   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                               Series C, 5.25% due 12/01/2018                                                               2,111

                         500   New York State Thruway Authority, General Revenue Refunding Bonds, Series G,
                               4.75% due 1/01/2030 (e)                                                                        501

                       2,000   New York State Urban Development Corporation Revenue Bonds, Subordinate Lien,
                               Corporation Purpose, Series A, 5.125% due 7/01/2019                                          2,097

                         365   Saratoga County, New York, IDA Civic Facility Revenue Refunding Bonds (The Saratoga
                               Hospital Project), Series A, 4.375% due 12/01/2013 (i)                                         363

                         380   Saratoga County, New York, IDA Civic Facility Revenue Refunding Bonds (The Saratoga
                               Hospital Project), Series A, 4.50% due 12/01/2014 (i)                                          379

                         395   Saratoga County, New York, IDA Civic Facility Revenue Refunding Bonds (The Saratoga
                               Hospital Project), Series A, 4.50% due 12/01/2015 (i)                                          391

                       1,000   Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College
                               Project), 5% due 7/01/2026                                                                   1,028

                         800   Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds
                               (Jeffersons Ferry Project), 4.625% due 11/01/2016                                              776

                       1,000   Tobacco Settlement Financing Corporation of New York, Asset-Backed Revenue Bonds,
                               Series A-1, 5.25% due 6/01/2016                                                              1,032

                       1,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                               5.50% due 6/01/2022                                                                          1,055

                         250   Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at
                               Ithaca), Series A-2, 5.75% due 7/01/2018                                                       251

                       1,000   Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal at
                               Ithaca), Series A-2, 6% due 7/01/2024                                                        1,005

                       1,000   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, Series A, 5% due
                               11/15/2031                                                                                   1,025

                       1,250   Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project),
                               Series A, 6.875% due 6/01/2009 (h)                                                           1,324

                         515   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                               Facilities Pooled Program), Series D-1, 6.80% due 7/01/2019                                    536

                         750   Yonkers, New York, IDA, Revenue Bonds (Sacred Heart Associates, LP Project), AMT,
                               Series A, 4.80% due 10/01/2026                                                                 726


Guam - 3.4%            1,000   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                               Series C, 5.25% due 10/01/2022 (g)                                                           1,029

                       1,000   Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                               Bonds, 6% due 7/01/2025                                                                      1,029


Puerto Rico - 9.5%       750   Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                               Bonds, 5% due 5/15/2011                                                                        759

                         990   Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                               Bonds, 5.375% due 5/15/2033                                                                    927

                       1,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                               Refunding Bonds, Series K, 5% due 7/01/2030                                                  1,001

                        500   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds,
                              Series B, 5% due 7/01/2031                                                                      499

                       1,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030              1,022

                         500   Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control
                               Facilities Revenue Bonds (University Plaza Project), Series A, 5% due 7/01/2033 (g)            504

                       1,000   Puerto Rico Municipal Finance Agency, GO, Series A, 5.25% due 8/01/2025                      1,027


U.S. Virgin              500   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 3.3%                 Project), AMT, 6.50% due 7/01/2021                                                             525

                         500   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                               Refinery), AMT, 4.70% due 7/01/2022                                                            459

                       1,000   Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund Loan
                               Note), Series A, 5.25% due 10/01/2024                                                        1,008

                               Total Municipal Bonds (Cost - $88,926) - 148.2%                                             89,626
                      Shares
                        Held   Short-Term Securities
                         689   CMA New York Municipal Money Fund, 3.39% (f)(j)                                                689

                               Total Short-Term Securities (Cost - $689) - 1.1%                                               689

                               Total Investments (Cost - $89,615*) - 149.3%                                                90,315
                               Other Assets Less Liabilities - 2.0%                                                         1,210
                               Preferred Stock, at Redemption Value - (51.3%)                                            (31,026)
                                                                                                                       ----------
                               Net Assets Applicable to Common Stock - 100.0%                                          $   60,499
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $           89,690
                                                 ==================
    Gross unrealized appreciation                $            1,768
    Gross unrealized depreciation                            (1,143)
                                                 ------------------
    Net unrealized appreciation                  $              625
                                                 ==================

(a) ACA Insured.

(b) AMBAC Insured.

(c) CIFG Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company
    Act of 1940, were as follows:

                                                                   Dividend
    Affiliate                                 Net Activity          Income

    CMA New York Municipal Money Fund            (291)               $12

(g) MBIA Insured.

(h) Prerefunded.

(i) Radian Insured.

(j) Represents the current yield as of August 31, 2007.

  o Forward interest rate swaps outstanding as of August 31, 2007 were as follows:

                                                Notional          Unrealized
                                                 Amount          Depreciation

    Pay a fixed rate of 3.8025% and receive a floating rate based on 1 week (SIFMA)
    Municipal Swap Index Rate Broker,

    JPMorgan Chase
    Expires November 2017                       $ 3,750          $      (13)



Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Muni New York Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date: October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date: October 22, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date: October 22, 2007